Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Rate Reconciliation [Line Items]
Research and development credits	$ 25,538	$ 16,081
U.S. federal
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, subject to expiration	209,564	209,564
Operating loss carryforwards, not subject to expiration	589,996	426,646
U.S. state
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, subject to expiration	689,298	543,401
Operating loss carryforwards, not subject to expiration	130,404	95,330
Foreign
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, not subject to expiration	44,419	0
U.S. state | Research and development tax credits
Income Tax Rate Reconciliation [Line Items]
Tax credit carryforwards	$ 30,448	$ 19,413